UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edoma Partners LLP
Address: 11-12 Clifford Street
         London, United Kingdom  W1S 2LL

13F File Number:  028-14293

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Anthony
Title:     Operations Officer
Phone:     +44 20 7866 9125

Signature, Place, and Date of Signing:

 /s/   John Anthony     London, UK     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $115,036 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     3128    77300 SH       SOLE                    77300        0        0
AIR PRODS & CHEMS INC          COM              009158106     7273    90086 SH       SOLE                    90086        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107     9110   599722 SH       SOLE                   599722        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601    14269   774657 SH       SOLE                   774657        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106    10360   406273 SH       SOLE                   406273        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     5691   167026 SH       SOLE                   167026        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     5259   645327 SH       SOLE                   645327        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     3721    92410 SH       SOLE                    92410        0        0
PPG INDS INC                   COM              693506107     1231    11600 SH       SOLE                    11600        0        0
SEMGROUP CORP                  CL A             81663A105    19127   599034 SH       SOLE                   599034        0        0
TELEFONICA BRASIL SA           SPONSORED ADR    87936R106     8687   351118 SH       SOLE                   351118        0        0
VALE S A                       ADR              91912E105     8536   430000 SH  CALL SOLE                   430000        0        0
VIRGIN MEDIA INC               COM              92769L101    16243   665966 SH       SOLE                   665966        0        0
WALTER ENERGY INC              COM              93317Q105     2401    54368 SH       SOLE                    54368        0        0